United States

Securities and Exchange Commission

Washington, D.C. 20549

Amended

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Stock and Bond Fund

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant’s Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/10

Date of Reporting Period: Quarter ended 2/28/10

Item 1.	Schedule of Investments

Federated Stock and Bond Fund

Portfolio of Investments

February 28, 2010 (unaudited)

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS – 38.0%
		Consumer Discretionary – 4.3%
2,300	[1]	Amazon.com, Inc.	272,320
3,092	[1]	Apollo Group, Inc., Class A	185,149
1,700	[1]	Bed Bath & Beyond, Inc.	70,737
2,200		Best Buy Co., Inc.	80,300
1,100		Black & Decker Corp.	79,717
8,170		Block (H&R), Inc.	141,178
7,585		Carnival Corp.	272,757
5,900	[1]	Coach, Inc.	214,996
16,900		Darden Restaurants, Inc.	685,295
1,100		DeVRY, Inc.	69,465
1,300	[1]	Expedia, Inc.	28,912
58,200	[1]	Ford Motor Co.	683,268
2,800		Fortune Brands, Inc.	122,724
2,000		Gap (The), Inc.	43,000
1,500		Genuine Parts Co.	60,540
9,540	[1]	Gymboree Corp.	414,990
4,100		Harley Davidson, Inc.	100,901
2,300		Hasbro, Inc.	82,294
10,700		Home Depot, Inc.	333,840
5,200		International Game Technology	91,260
11,700		Johnson Controls, Inc.	363,870
700	[1]	Kohl's Corp.	37,674
4,500	[1]	Lear Corp.	311,715
2,800		Leggett and Platt, Inc.	53,060
1,700		Lowe's Cos., Inc.	40,307
6,200		Macy's, Inc.	118,730
6,059		Marriott International, Inc., Class A	164,259
6,600		Mattel, Inc.	145,134
26,183		McDonald's Corp.	1,671,784
34,200		Newell Rubbermaid, Inc.	470,250
1,100		Nike, Inc., Class B	74,360
5,800		Nordstrom, Inc.	214,252
1,700		Penney (J.C.) Co., Inc.	46,886
1,100		Polo Ralph Lauren Corp., Class A	87,923
300	[1]	Priceline.com, Inc.	68,028
5,900		Pulte Homes, Inc.	63,897
600		Sherwin-Williams Co.	38,028
700		Stanley Works	40,075
4,600		Staples, Inc.	118,496
12,998	[1]	Starbucks Corp.	297,784
4,584		Starwood Hotels & Resorts	177,401
2,600		TJX Cos., Inc.	108,238
15,100		Target Corp.	777,952
1,600		V.F. Corp.	123,808
1,400		Whirlpool Corp.	117,824

Shares or Principal Amount			Value in U.S. Dollars
3,100		Wyndham Worldwide Corp.	71,269
1,200	[1]	Wynn Resorts Ltd.	76,284
8,093		Yum! Brands, Inc.	272,896
		TOTAL	10,185,827
		Consumer Staples – 4.5%
25,920		Altria Group, Inc.	521,510
7,956		Archer-Daniels-Midland Co.	233,588
1,400		Brown-Forman Corp., Class B	73,304
2,400		Campbell Soup Co.	79,992
3,900		Coca-Cola Enterprises, Inc.	99,645
7,694		ConAgra Foods, Inc.	188,195
2,500	[1]	Constellation Brands, Inc., Class A	37,600
2,200	[1]	Dean Foods Co.	32,098
3,200	[1]	Dr. Pepper Snapple Group, Inc.	101,600
9,930		General Mills, Inc.	715,059
10,849		Heinz (H.J.) Co.	497,969
2,100		Hershey Foods Corp.	83,496
900		Hormel Foods Corp.	36,999
14,119		Kellogg Co.	736,306
32,378		Kraft Foods, Inc., Class A	920,507
2,745		Lorillard, Inc.	200,495
1,600		McCormick & Co., Inc.	59,376
7,400		Mead Johnson Nutrition Co.	350,020
2,000		Molson Coors Brewing Co., Class B	80,760
26,917		PepsiCo, Inc.	1,681,505
23,612		Philip Morris International, Inc.	1,156,516
12,000		Procter & Gamble Co.	759,360
2,925		Reynolds American, Inc.	154,440
12,200		Sara Lee Corp.	165,432
1,500		Smucker (J.M.) Co.	89,520
28,958		The Coca-Cola Co.	1,526,666
1,800		The Pepsi Bottling Group, Inc.	68,814
3,800		Tyson Foods, Inc., Class A	64,752
		TOTAL	10,715,524
		Energy – 4.5%
4,429		Anadarko Petroleum Corp.	310,606
8,048		Apache Corp.	834,095
1,600		Baker Hughes, Inc.	76,672
8,900	[1]	Cameron International Corp.	366,057
3,150		Chesapeake Energy Corp.	83,695
32,579		Chevron Corp.	2,355,462
13,283		ConocoPhillips	637,584
3,916		Devon Energy Corp.	269,656
2,163		EOG Resources, Inc.	203,430
42,172		Exxon Mobil Corp.	2,741,180
7,829		Halliburton Co.	236,044
1,464		Hess Corp.	86,083
6,240		Marathon Oil Corp.	180,648
27	[1]	NRG Energy, Inc.	590

Shares or Principal Amount			Value in U.S. Dollars
2,080	[1]	National-Oilwell, Inc.	90,417
7,317		Occidental Petroleum Corp.	584,262
20,100		Schlumberger Ltd.	1,228,110
1,692	[1]	Southwestern Energy Co.	71,995
3,407		Spectra Energy Corp.	74,273
5,123		XTO Energy, Inc.	234,121
		TOTAL	10,664,980
		Financials – 4.8%
11,812		American Express Co.	451,100
1,438		Avalonbay Communities, Inc.	117,082
2,400		BB&T Corp.	68,472
110,852		Bank of America Corp.	1,846,794
2,337		Boston Properties, Inc.	158,752
666		CME Group, Inc.	200,926
4,581		Capital One Financial Corp.	172,933
164,949		Citigroup, Inc.	560,827
9,500		Comerica, Inc.	342,760
4,731		Equity Residential Properties Trust	170,694
2,900		Fifth Third Bancorp	35,409
1,486		Franklin Resources, Inc.	151,156
6,555		Goldman Sachs Group, Inc.	1,024,874
5,066		HCP, Inc.	145,799
10,578		Host Hotels & Resorts, Inc.	123,868
1,700		Hudson City Bancorp, Inc.	22,984
55,888		J.P. Morgan Chase & Co.	2,345,619
13,054		Morgan Stanley	367,862
1,700		PNC Financial Services Group	91,392
2,700		Plum Creek Timber Co., Inc.	96,471
8,050		Prologis Trust	103,765
1,286		Public Storage	105,696
4,200		Regions Financial Corp.	28,350
8,999		Schwab (Charles) Corp.	164,772
2,665		Simon Property Group, Inc.	208,643
4,837		State Street Corp.	217,230
1,800		SunTrust Banks, Inc.	42,858
12,010		The Bank of New York Mellon Corp.	342,525
9,200		The Travelers Cos, Inc.	483,828
21,626		U.S. Bancorp	532,216
2,690		Ventas, Inc.	118,871
1,491		Vornado Realty Trust	97,989
18,500		Wells Fargo & Co.	505,790
		TOTAL	11,448,307
		Health Care – 4.4%
17,694		Abbott Laboratories	960,430
3,751		Aetna, Inc.	112,493
5,309	[1]	Amgen, Inc.	300,543
819		Bard (C.R.), Inc.	68,616
5,530		Baxter International, Inc.	314,823
2,202		Becton, Dickinson & Co.	171,470

Shares or Principal Amount			Value in U.S. Dollars
13,647	[1]	Boston Scientific Corp.	105,628
18,953		Bristol-Myers Squibb Co.	464,538
2,392		CIGNA Corp.	81,950
3,293		Cardinal Health, Inc.	111,863
6,752	[1]	Celgene Corp.	401,879
6,426	[1]	Express Scripts, Inc., Class A	616,960
3,400	[1]	Genzyme Corp.	194,480
14,123	[1]	Gilead Sciences, Inc.	672,396
6,300	[1]	Hospira, Inc.	329,679
5,800	[1]	Humana, Inc.	274,514
319	[1]	Intuitive Surgical, Inc.	110,738
18,478		Johnson & Johnson	1,164,114
904	[1]	Laboratory Corp. of America Holdings	66,272
5,322		Lilly (Eli) & Co.	182,757
2,408		McKesson HBOC, Inc.	142,433
4,203	[1]	Medco Health Solutions, Inc.	265,798
10,032		Medtronic, Inc.	435,389
25,131		Merck & Co., Inc.	926,831
63,057		Pfizer, Inc.	1,106,650
1,411		Quest Diagnostics, Inc.	80,074
2,986	[1]	St. Jude Medical, Inc.	114,125
2,441		Stryker Corp.	129,617
796	[1]	Thermo Fisher Scientific, Inc.	38,821
10,135		UnitedHealth Group, Inc.	343,171
4,044	[1]	Wellpoint, Inc.	250,202
1,909	[1]	Zimmer Holdings, Inc.	109,443
		TOTAL	10,648,697
		Industrials – 4.0%
10,830		3M Co.	868,024
5,667		Boeing Co.	357,928
1,485		CSX Corp.	70,478
4,913		Caterpillar, Inc.	280,287
1,728		Cummins, Inc.	98,116
2,135		Danaher Corp.	157,926
3,348		Deere & Co.	191,840
1,700		Dover Corp.	76,942
1,443		Eaton Corp.	98,297
5,975		Emerson Electric Co.	282,857
1,200		Fastenal Co.	53,244
4,868		FedEx Corp.	412,612
400	[1]	First Solar, Inc.	42,360
500		Flowserve Corp.	50,045
6,800		Fluor Corp.	291,040
3,075		General Dynamics Corp.	223,091
139,021		General Electric Co.	2,232,677
1,100		Goodrich (B.F.) Co.	72,193
5,997		Honeywell International, Inc.	240,840
1,504		ITT Corp.	77,050
3,072		Illinois Tool Works, Inc.	139,837

Shares or Principal Amount			Value in U.S. Dollars
1,100	[1]	Jacobs Engineering Group, Inc.	42,680
5,200		Joy Global, Inc.	264,160
900		L-3 Communications Holdings, Inc.	82,278
2,574		Lockheed Martin Corp.	200,154
3,200		Masco Corp.	42,784
1,454		Norfolk Southern Corp.	74,779
2,519		Northrop Grumman Corp.	154,314
2,911		PACCAR, Inc.	102,904
1,000		Pall Corp.	39,470
1,400		Parker-Hannifin Corp.	84,434
1,165		Precision Castparts Corp.	131,354
1,900	[1]	Quanta Services, Inc.	36,100
3,094		Raytheon Co.	174,007
1,300		Rockwell Automation, Inc.	70,317
1,400		Rockwell Collins	78,792
800		Roper Industries, Inc.	44,352
500		Snap-On, Inc.	21,110
2,400		Textron, Inc.	47,808
10,735		Tyco International Ltd.	387,104
1,911		Union Pacific Corp.	128,744
5,275		United Parcel Service, Inc.	309,853
8,648		United Technologies Corp.	593,685
600		W. W. Grainger, Inc.	60,990
		TOTAL	9,489,857
		Information Technology – 8.7%
12,455	[1]	Adobe Systems, Inc.	431,566
6,800	[1]	Advanced Micro Devices, Inc.	53,788
3,300	[1]	Agilent Technologies, Inc.	103,818
6,541		Altera Corp.	159,797
1,700		Amphenol Corp., Class A	70,805
3,649		Analog Devices, Inc.	106,697
11,147	[1]	Apple, Inc.	2,280,899
16,630		Applied Materials, Inc.	203,551
4,798		Automatic Data Processing, Inc.	199,645
5,381	[1]	Broadcom Corp.	168,533
3,681		CA, Inc.	82,823
79,034	[1]	Cisco Systems, Inc.	1,922,897
2,716	[1]	Cognizant Technology Solutions Corp.	130,721
15,167		Corning, Inc.	267,394
16,505	[1]	Dell, Inc.	218,361
19,668	[1]	EMC Corp. Mass	343,993
10,552	[1]	eBay, Inc.	242,907
1,500	[1]	FLIR Systems, Inc.	40,215
2,933	[1]	Google, Inc.	1,545,104
1,300		Harris Corp.	58,786
36,217		Hewlett-Packard Co.	1,839,461
75,732		Intel Corp.	1,554,778
16,949		International Business Machines Corp.	2,155,235
3,082	[1]	Intuit, Inc.	99,734

Shares or Principal Amount			Value in U.S. Dollars
2,100	[1]	JDS Uniphase Corp.	22,533
1,800		Jabil Circuit, Inc.	27,306
5,100	[1]	Juniper Networks, Inc.	142,698
2,100		KLA-Tencor Corp.	61,173
8,100	[1]	LSI Logic Corp.	43,659
700	[1]	Lexmark International Group, Class A	23,597
5,158		Linear Technology Corp.	140,143
2,800	[1]	MEMC Electronic Materials	33,908
909		Mastercard, Inc. Class A	203,952
2,300		Microchip Technology, Inc.	62,238
10,345	[1]	Micron Technology, Inc.	93,726
77,204		Microsoft Corp.	2,212,667
1,300		Molex, Inc.	26,585
10,758		Motorola, Inc.	72,724
6,568	[1]	NVIDIA Corp.	106,402
2,900		National Semiconductor Corp.	41,992
3,200	[1]	Network Appliance, Inc.	96,032
1,200	[1]	Novellus Systems, Inc.	26,544
48,828	[1]	Oracle Corp.	1,203,610
3,064		Paychex, Inc.	91,736
1,100	[1]	Qlogic Corp.	20,020
16,186		Qualcomm, Inc.	593,864
2,200	[1]	Sandisk Corp.	64,086
7,534	[1]	Symantec Corp.	124,688
3,700	[1]	Tellabs, Inc.	25,567
1,670	[1]	Teradata Corporation	50,918
2,200	[1]	Teradyne, Inc.	21,978
15,670		Texas Instruments, Inc.	382,035
2,100	[1]	Western Digital Corp.	81,123
6,544		Western Union Co.	103,264
8,400		Xerox Corp.	78,708
6,302		Xilinx, Inc.	162,781
11,255	[1]	Yahoo, Inc.	172,314
		TOTAL	20,896,079
		Materials – 2.0%
4,300		Agnico Eagle Mines, Ltd.	247,551
2,209		Air Products & Chemicals, Inc.	151,493
9,882		Alcoa, Inc.	131,431
3,954		BHP Billiton LTD — SPON ADR	289,947
11,560		Dow Chemical Co.	327,264
9,349		Du Pont (E.I.) de Nemours & Co.	315,248
2,522		Ecolab, Inc.	106,277
7,425		Freeport-McMoRan Copper & Gold, Inc.	558,063
4,402		International Paper Co.	101,994
3,600		MeadWestvaco Corp.	82,584
5,685		Monsanto Co.	401,645
4,887		Newmont Mining Corp.	240,831
3,293		Nucor Corp.	136,330
3,567	[1]	Owens-Illinois, Inc.	105,726

Shares or Principal Amount			Value in U.S. Dollars
1,766		PPG Industries, Inc.	108,680
3,600		Potash Corp. of Saskatchewan, Inc.	397,656
3,239		Praxair, Inc.	243,379
2,591		Sigma-Aldrich Corp.	123,565
2,982		United States Steel Corp.	157,867
2,652		Vulcan Materials Co.	115,123
4,300		Walter Industries, Inc.	337,851
2,165		Weyerhaeuser Co.	87,466
		TOTAL	4,767,971
		Telecommunication Services – 0.2%
9,400		AT&T, Inc.	233,214
8,100		Verizon Communications	234,333
		TOTAL	467,547
		Utilities – 0.6%
1,181	[1]	AES Corp.	13,806
3,076		Ameren Corp.	76,008
4,382		American Electric Power Co., Inc.	147,323
454		Consolidated Edison Co.	19,408
2,514		Constellation Energy Group	88,166
287		DTE Energy Co.	12,462
1,037		Dominion Resources, Inc.	39,396
2,286		Duke Energy Corp.	37,376
1,631		EQT Corp.	71,373
592		Edison International	19,317
295		Entergy Corp.	22,411
1,130		Exelon Corp.	48,929
702		FPL Group, Inc.	32,552
503		FirstEnergy Corp.	19,441
681		P G & E Corp.	28,547
617		PPL Corp.	17,572
525		Progress Energy, Inc.	20,102
866		Public Service Enterprises Group, Inc.	25,738
311		Questar Corp.	13,059
418		Sempra Energy	20,553
18,859		Southern Co.	599,150
840		Xcel Energy, Inc.	17,480
		TOTAL	1,390,169
		TOTAL COMMON STOCKS (IDENTIFIED COST $81,881,191)	90,674,958
		Asset-Backed Securities – 1.0%
$13,858	[2,3]	125 Home Loan Owner Trust 1998-1A B1, 9.76%, 2/15/2029	11,502
250,000		Banc of America Commercial Mortgage, Inc. 2007-4 A4, 5.744%, 2/10/2051	233,206
800,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Series 2007-CD5, 5.886%, 11/15/2044	761,925
350,000		LB-UBS Commercial Mortgage Trust 2008-C1 A2, 6.149%, 4/15/2041	353,983
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.266%, 2/12/2051	76,246
400,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.485%, 03/12/2051	345,104
315,000		Morgan Stanley Capital I 2006-IQ12 A4, 5.332%, 12/15/2043	313,649
250,000		Morgan Stanley Capital, Inc. A4, 5.880%, 6/11/2049	233,566
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,436,375)	2,329,181

Shares or Principal Amount			Value in U.S. Dollars
		Collateralized Mortgage Obligations – 0.4%
$800,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049	805,772
5,498	[2,3]	SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 7.719%, 1/28/2027	4,398
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $816,085)	810,170
		Corporate Bonds – 7.1%
		Basic Industry — Chemicals – 0.1%
95,000		Dow Chemical Co., Note, 8.550%, 05/15/2019	114,809
40,000		Du Pont (E.I.) de Nemours & Co., 5.000%, 01/15/2013	43,210
100,000		Praxair, Inc., 4.625%, 03/30/2015	107,458
35,000		Rohm & Haas Co., 6.000%, 09/15/2017	37,113
		TOTAL	302,590
		Basic Industry — Metals & Mining – 0.4%
80,000		Alcan, Inc., 5.000%, 06/01/2015	84,218
70,000		Alcoa, Inc., Note, 5.550%, 02/01/2017	68,899
90,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	105,730
10,000		BHP Finance (USA), Inc., 6.500%, 04/01/2019	11,508
200,000		Barrick Gold Corp., 6.950%, 04/01/2019	229,689
120,000		Newmont Mining Corp., Company Guarantee, 5.875%, 04/01/2035	115,560
120,000		Rio Tinto Finance USA Ltd., 5.875%, 07/15/2013	131,780
100,000	[2,3]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.500%, 11/16/2011	105,382
		TOTAL	852,766
		Basic Industry — Paper – 0.1%
30,000		International Paper Co., Sr. Unsecd. Note, 7.500%, 08/15/2021	34,038
20,000		Louisiana-Pacific Corp., 8.875%, 08/15/2010	20,900
150,000		Pope & Talbot, Inc., 8.375%, 6/1/2013	15
100,000		Weyerhaeuser Co., Deb., 7.375%, 03/15/2032	94,999
		TOTAL	149,952
		Capital Goods — Aerospace & Defense – 0.1%
50,000	[2,3]	BAE Systems Holdings, Inc., 5.200%, 08/15/2015	53,442
100,000		Boeing Co., 4.875%, 02/15/2020	102,409
25,000		Lockheed Martin Corp., Sr. Note, 4.121%, 03/14/2013	26,595
		TOTAL	182,446
		Capital Goods — Building Materials – 0.0%
50,000		RPM International, Inc., 6.500%, 02/15/2018	52,758
40,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	41,921
		TOTAL	94,679
		Capital Goods — Diversified Manufacturing – 0.1%
20,000		Dover Corp., Note, 5.450%, 03/15/2018	21,516
70,000		Emerson Electric Co., 4.875%, 10/15/2019	74,152
68,000	[2,3]	Hutchison Whampoa International Ltd., 6.500%, 02/13/2013	75,061
100,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.250%, 09/01/2019	107,440
90,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, 6.000%, 02/15/2067	68,850
		TOTAL	347,019
		Capital Goods — Environmental – 0.1%
110,000	[2,3]	Republic Services, Inc., Sr. Unsecd. Note, Series 144A, 5.500%, 09/15/2019	113,973
25,000		Waste Management, Inc., 7.375%, 03/11/2019	29,250
		TOTAL	143,223
		Capital Goods — Packaging – 0.0%
40,000		Pactiv Corp., 6.400%, 01/15/2018	42,587

Shares or Principal Amount			Value in U.S. Dollars
		Communications — Media & Cable – 0.2%
$27,000		Comcast Cable Communications Holdings, Company Guarantee, 8.375%, 03/15/2013	31,480
100,000		Comcast Corp., 7.050%, 03/15/2033	108,184
100,000		Comcast Corp., Company Guarantee, 6.500%, 01/15/2017	111,494
120,000		Time Warner Cable, Inc., Company Guarantee, 6.750%, 06/15/2039	127,312
20,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	24,335
50,000		Time Warner Cable, Inc., Company Guarantee, 8.750%, 02/14/2019	62,168
50,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.850%, 05/01/2017	53,843
		TOTAL	518,816
		Communications — Media Noncable – 0.1%
120,000		News America Holdings, Inc., Sr. Deb., 9.250%, 02/01/2013	142,036
90,000	[2,3]	News America, Inc., 5.650%, 08/15/2020	96,051
		TOTAL	238,087
		Communications — Telecom Wireless – 0.2%
130,000		AT&T Wireless Services, Inc., 8.750%, 03/01/2031	167,330
90,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	97,991
20,000		Vodafone Group PLC, 5.350%, 02/27/2012	21,498
90,000		Vodafone Group PLC, Note, 5.625%, 02/27/2017	96,867
		TOTAL	383,686
		Communications — Telecom Wirelines – 0.2%
15,000		CenturyTel, Inc., Sr. Note, 6.150%, 09/15/2019	15,444
150,000		Deutsche Telekom International Finance BV, 4.875%, 07/08/2014	159,728
45,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 07/08/2019	47,753
100,000		Telefonica SA, Sr. Note, 5.855%, 02/04/2013	109,504
40,000		Verizon Communications, Inc., 6.100%, 04/15/2018	43,817
50,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.350%, 04/01/2019	55,689
		TOTAL	431,935
		Consumer Cyclical — Automotive – 0.0%
70,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	77,718
		Consumer Cyclical — Entertainment – 0.2%
80,000		International Speedway Corp., 5.400%, 04/15/2014	84,090
280,000		Time Warner, Inc., Company Guarantee, 6.875%, 05/01/2012	309,481
		TOTAL	393,571
		Consumer Cyclical — Lodging – 0.0%
50,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.000%, 12/01/2016	48,534
		Consumer Cyclical — Retailers – 0.2%
183,539	[2,3]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 01/11/2027	175,064
60,000		Costco Wholesale Corp., 5.300%, 03/15/2012	65,009
20,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.750%, 02/15/2018	19,800
70,000		Target Corp., Note, 5.875%, 07/15/2016	78,856
40,000		Wal-Mart Stores, Inc., 6.200%, 04/15/2038	43,650
		TOTAL	382,379
		Consumer Non-Cyclical — Food/Beverage – 0.3%
90,000	[2,3]	Bacardi Ltd., Sr. Note, 7.450%, 04/01/2014	103,487
70,000		Bottling Group LLC, Note, 5.500%, 04/01/2016	77,972
30,000		Coca-Cola Enterprises, Inc., 4.250%, 03/01/2015	31,975
80,000		Diageo Capital PLC, Company Guarantee, 7.375%, 01/15/2014	94,126
60,000		General Mills, Inc., Note, 5.700%, 02/15/2017	65,629
125,000		Kraft Foods, Inc., Note, 5.250%, 10/01/2013	135,783
100,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 02/01/2018	109,674

Shares or Principal Amount			Value in U.S. Dollars
$50,000		PepsiCo, Inc., 4.650%, 02/15/2013	54,224
30,000	[2,3]	Ralcorp Holdings, Inc., Sr. Note, 6.625%, 8/15/2039	29,654
15,000		Sysco Corp., Sr. Note, 5.375%, 03/17/2019	16,233
		TOTAL	718,757
		Consumer Non-Cyclical — Health Care – 0.0%
20,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	23,355
75,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017	84,654
		TOTAL	108,009
		Consumer Non-Cyclical — Pharmaceuticals – 0.1%
40,000		Abbott Laboratories, 5.150%, 11/30/2012	43,974
100,000		Genentech, Inc., Note, 4.750%, 07/15/2015	108,198
80,000		Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	90,193
		TOTAL	242,365
		Consumer Non-Cyclical — Products – 0.0%
45,000		Philips Electronics NV, 5.750%, 03/11/2018	48,233
		Consumer Non-Cyclical — Supermarkets – 0.0%
25,000		Kroger Co., Bond, 6.900%, 04/15/2038	28,209
		Consumer Non-Cyclical — Tobacco – 0.0%
70,000		Altria Group, Inc., 9.250%, 08/06/2019	86,469
		Energy — Independent – 0.1%
120,000		Canadian Natural Resources Ltd., 4.900%, 12/01/2014	129,865
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	32,717
80,000	[2,3]	Pemex, 4.875%, 3/15/2015	81,444
25,000		Pemex Project Funding Master, 5.750%, 12/15/2015	26,109
20,000		XTO Energy, Inc., 6.750%, 08/01/2037	23,594
25,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.250%, 08/01/2017	28,523
		TOTAL	322,252
		Energy — Integrated – 0.2%
60,000		Conoco, Inc., Sr. Note, 6.950%, 04/15/2029	69,288
100,000		ConocoPhillips Australia Funding Co., 5.500%, 04/15/2013	110,009
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	38,842
33,340	[2,3]	Qatar Petroleum, 5.579%, 05/30/2011	34,464
100,000	[2,3]	Statoil ASA, 5.125%, 04/30/2014	110,338
		TOTAL	362,941
		Energy — Oil Field Services – 0.0%
50,000		Noble Drilling Corp., Sr. Note, 7.5%, 3/15/2019	57,548
25,000		Weatherford International Ltd., 6.000%, 03/15/2018	26,432
20,000		Weatherford International Ltd., 7.000%, 03/15/2038	20,965
		TOTAL	104,945
		Energy — Refining – 0.1%
110,000		Premcor Refining Group, Inc., 6.125%, 05/01/2011	115,944
25,000		Valero Energy Corp., 9.375%, 03/15/2019	30,103
		TOTAL	146,047
		Financial Institution — Banking – 1.0%
50,000		Bank of America Corp., Sr. Note, 5.375%, 06/15/2014	52,558
120,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	135,204
100,000	[2,3]	Barclays Bank PLC, 5.926%, 12/31/2049	82,500
70,000		Capital One Financial Corp., Sr. Note, 7.375%, 05/23/2014	80,194
80,000		Citigroup, Inc., Note, 5.125%, 05/05/2014	81,824

Shares or Principal Amount			Value in U.S. Dollars
$60,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.750%, 10/15/2014	61,293
200,000		First Union Institutional, Bond, 8.04%, 12/1/2026	201,500
50,000		Goldman Sachs Group, Inc., 6.125%, 02/15/2033	49,992
150,000		Goldman Sachs Group, Inc., Sr. Note, 6.150%, 04/01/2018	158,980
320,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 01/15/2015	337,857
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	85,000
100,000		HSBC Finance Corp., 5.000%, 06/30/2015	104,805
75,000		Household Finance Corp., Unsecd. Note, 4.75%, 7/15/2013	78,944
90,000		M & T Bank Corp., 5.375%, 05/24/2012	95,465
30,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, 6.050%, 08/15/2012	32,179
100,000		Morgan Stanley Group, Inc., 5.300%, 03/01/2013	106,446
100,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 04/01/2018	106,712
30,000		Northern Trust Corp., 4.625%, 05/01/2014	32,306
15,000		PNC Funding Corp., Sub. Note, 5.625%, 02/01/2017	15,594
472,650	[2,3]	Regional Diversified Funding, 9.250%, 03/15/2030	255,689
20,000		State Street Corp., Sr. Note, 4.300%, 05/30/2014	21,215
100,000		U.S. Bank, N.A., 6.300%, 02/04/2014	112,238
140,000		Wachovia Corp., 5.750%, 02/01/2018	147,907
40,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	40,053
		TOTAL	2,476,455
		Financial Institution — Brokerage – 0.3%
220,000		Blackrock, Inc., 6.250%, 09/15/2017	242,301
50,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.950%, 06/01/2014	53,709
40,000		Eaton Vance Corp., 6.500%, 10/02/2017	43,433
100,000	[2,3]	FMR LLC, 4.75%, 3/01/2013	104,956
25,000		Janus Capital Group, Inc., Sr. Note, 6.500%, 06/15/2012	25,055
30,000		Janus Capital Group, Inc., Sr. Note, 6.950%, 06/15/2017	29,585
95,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.500%, 07/15/2019	105,583
60,000		Lehman Brothers Holdings, Note, 4.8%, 3/13/2014	13,800
30,000		Nuveen Investments, 5.500%, 09/15/2015	21,750
30,000		Nuveen Investments, 5.00%, 9/15/2010	30,037
75,000		Raymond James Financial, Inc., 8.600%, 08/15/2019	85,319
		TOTAL	755,528
		Financial Institution — Finance Noncaptive – 0.5%
160,000		American Express Co., Sr. Unsecd. Note, 8.125%, 05/20/2019	192,970
60,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 08/25/2014	63,822
100,000		American International Group, Inc., Sr. Note, 4.700%, 10/01/2010	99,562
120,000		Berkshire Hathaway, Inc., Company Guarantee, 5.000%, 08/15/2013	130,665
120,000		Capital One Capital IV, 6.745%, 02/17/2037	100,800
20,000		Capital One Capital V, 10.250%, 08/15/2039	22,678
510,000		General Electric Capital Corp., 5.625%, 05/01/2018	525,229
30,000		General Electric Capital Corp., Note, Series MTN, 6.750%, 03/15/2032	30,819
80,000		International Lease Finance Corp., 4.875%, 09/01/2010	79,015
30,000	[2,3]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	33,108
		TOTAL	1,278,668
		Financial Institution — Insurance — Health – 0.1%
50,000		CIGNA Corp., 6.350%, 03/15/2018	52,827
50,000		UnitedHealth Group, Inc., Bond, 6.000%, 02/15/2018	54,094

Shares or Principal Amount			Value in U.S. Dollars
$50,000		Wellpoint, Inc., 5.850%, 01/15/2036	48,914
		TOTAL	155,835
		Financial Institution — Insurance — Life – 0.7%
100,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	119,040
100,000	[2,3]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 06/01/2039	122,157
90,000		MetLife, Inc., 6.750%, 06/01/2016	99,969
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 08/01/2069	12,342
80,000	[2,3]	New York Life Insurance Co., Sub. Note, 6.750%, 11/15/2039	85,697
300,000	[2,3]	Pacific LifeCorp., Bond, 6.600%, 09/15/2033	281,057
50,000		Prudential Financial, Inc., 5.150%, 01/15/2013	53,281
40,000		Prudential Financial, Inc., 6.625%, 12/01/2037	41,862
10,000		Prudential Financial, Inc., Sr. Note, 7.375%, 06/15/2019	11,489
100,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.750%, 09/17/2015	104,047
750,000	[2]	Union Central Life Ins Co, Note, 8.20%, 11/1/2026	714,328
		TOTAL	1,645,269
		Financial Institution — Insurance — P&C – 0.2%
80,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	85,861
80,000		CNA Financial Corp., 6.500%, 08/15/2016	82,476
15,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	16,408
50,000		Horace Mann Educators Corp., Sr. Note, 6.850%, 04/15/2016	50,607
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, 5.750%, 03/15/2014	103,278
30,000	[2,3]	Nationwide Mutual Insurance Co., Note, Series 144A, 9.375%, 08/15/2039	32,952
10,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	11,091
		TOTAL	382,673
		Financial Institution — REITs – 0.2%
45,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	47,619
75,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	77,993
40,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	37,412
40,000		Liberty Property LP, 6.625%, 10/01/2017	41,168
120,000		Prologis, Sr. Note, 5.500%, 04/01/2012	125,096
20,000		Prologis, Sr. Note, 7.625%, 8/15/2014	21,739
40,000		Simon Property Group LP, 6.750%, 05/15/2014	44,373
50,000		Simon Property Group, Inc., 6.350%, 08/28/2012	54,141
		TOTAL	449,541
		Foreign-Local-Government – 0.0%
50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	60,110
		Municipal Services – 0.1%
140,000	[2,3]	Army Hawaii Family Housing , 5.524%, 6/15/2050	106,866
100,000	[2,3]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/01/2050	77,031
		TOTAL	183,897
		Technology – 0.3%
20,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	22,511
40,000		Dell Computer Corp., Deb., 7.100%, 04/15/2028	44,745
60,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.500%, 03/15/2011	62,530
105,000		Fiserv, Inc., Sr. Note, 6.800%, 11/20/2017	118,389
50,000		Harris Corp., 5.950%, 12/01/2017	53,913
60,000		Hewlett-Packard Co., Note, 5.400%, 03/01/2017	65,317
200,000		IBM Corp., Sr. Note, 5.700%, 09/14/2017	222,866

Shares or Principal Amount			Value in U.S. Dollars
$100,000		Oracle Corp., Sr. Unsecd. Note, Series WI, 5.000%, 01/15/2011	103,983
		TOTAL	694,254
		Transportation — Railroads – 0.1%
100,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	107,134
50,000		Union Pacific Corp., 4.875%, 01/15/2015	53,105
45,000		Union Pacific Corp., Bond, 6.625%, 2/01/2029	49,305
		TOTAL	209,544
		Transportation — Services – 0.0%
75,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	82,058
		Utility — Electric – 0.5%
60,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	73,782
50,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	48,798
50,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.800%, 03/15/2018	54,436
40,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.500%, 09/15/2016	44,510
10,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	11,530
60,000	[2,3]	Electricite De France SA, 5.5%, 1/26/2014	66,061
90,000		FirstEnergy Solutions Co, Company Guarantee, 4.8%, 2/15/2015	93,839
50,000		FirstEnergy Solutions Co, Company Guarantee, 6.05%, 8/15/2021	51,531
83,270	[2,3]	Great River Energy, 1st Mtg. Note, 5.829%, 07/01/2017	92,853
120,000		MidAmerican Energy Co., 4.650%, 10/01/2014	129,770
100,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/01/2018	134,624
30,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	31,927
60,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	55,187
40,000		Progress Energy, Inc., 7.050%, 03/15/2019	45,131
100,000		Union Electric Co., 6.000%, 04/01/2018	107,799
120,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.000%, 06/30/2019	124,165
80,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.100%, 11/30/2012	87,660
		TOTAL	1,253,603
		Utility — Natural Gas Distributor – 0.1%
120,000		Atmos Energy Corp., 5.125%, 01/15/2013	128,662
15,000		Atmos Energy Corp., 8.500%, 03/15/2019	18,726
60,000		Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	67,685
		TOTAL	215,073
		Utility — Natural Gas Pipelines – 0.2%
100,000		Duke Capital Corp., Sr. Note, 6.250%, 02/15/2013	109,019
70,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	76,489
110,000		Enterprise Products Operating LLC, Company Guarantee, 9.750%, 01/31/2014	134,044
100,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 03/15/2035	95,359
		TOTAL	414,911
		TOTAL CORPORATE BONDS (IDENTIFIED COST $16,634,877)	17,015,634
		GOVERNMENT AGENCy – 1.2%
2,550,000		Federal Home Loan Mortgage Corp., 4.625%, 10/25/2012 (IDENTIFIED COST $2,550,944)	2,768,630
		Governments/Agencies – 0.1%
		Sovereign – 0.1%
75,000		United Mexican States, 6.625%, 03/03/2015	85,125
30,000		United Mexican States, Series MTNA, 6.750%, 9/27/2034	31,887
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $106,680)	117,012

Shares or Principal Amount		Value in U.S. Dollars
	Mortgage-Backed Securities – 0.4%
$8,979	Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028	9,826
7,007	Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029	7,745
17,665	Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028	19,250
15,794	Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028	17,245
5,109	Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	5,573
23,115	Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033	25,229
63,737	Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019	68,028
4,440	Federal Home Loan Mortgage Corp. Pool E20252, 7.000%, 15 Year, 7/1/2011	4,593
1,275	Federal Home Loan Mortgage Corp. Pool E77591, 6.500%, 7/1/2014	1,372
16,412	Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018	17,693
19,521	Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032	21,509
12,639	Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028	13,753
31,377	Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029	33,956
70,683	Federal National Mortgage Association Pool 254720, 4.500%, 5/1/2018	74,769
69,985	Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018	74,030
33,928	Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033	36,682
66,956	Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024	71,019
75,838	Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019	80,861
3,327	Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	3,923
1,795	Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	1,981
14,454	Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029	15,951
589	Federal National Mortgage Association Pool 323970, 7.000%, 15 Year, 10/1/2014	631
26,649	Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028	29,047
2,869	Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	3,111
1,522	Federal National Mortgage Association Pool 511365, 7.000%, 8/1/2029	1,666
282	Federal National Mortgage Association Pool 514184, 7.500%, 9/1/2029	311
63,390	Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032	68,614
25,592	Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033	27,701
56,882	Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033	60,295
77,761	Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033	81,034
1,460	Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	1,602
6,087	Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	6,719
13,019	Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028	14,304
483	Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	534
694	Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	762
10,712	Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	11,799
12,008	Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	13,196
2,276	Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	2,516
14,858	Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	16,387
13,570	Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027	14,950
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $905,223)	960,167
	MUNICIPAL – 0.0%
	Illinois – 0.0%
90,000	Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $90,000)	92,489

Shares or Principal Amount			Value in U.S. Dollars
		U.S. Treasury – 5.2%
$1,830,000	[4,5]	United States Treasury Bill, 0.04%, 3/4/2010	1,829,995
425,000	[5]	United States Treasury Bill, 0.08%, 4/1/2010	424,972
4,400,000	[4,5]	United States Treasury Bill, 0.10%, 4/22/2010	4,399,348
3,250,000	[4,5]	United States Treasury Bill, 0.145%, 5/6/2010	3,249,419
500,000	[4]	United States Treasury Bond, 3.500%, 2/15/2039	415,625
2,000,000		United States Treasury Note, 2.625%, 12/31/2014	2,036,406
100,000	[4]	United States Treasury Note, 3.125%, 8/31/2013	105,227
		TOTAL U.S. TREASURY (IDENTIFIED COST $12,493,426)	12,460,992
		EXCHANGE-TRADED FUNDS – 28.4%
43,879		iShares MSCI Brazil Index Fund	3,000,007
548,363		iShares MSCI Emerging Market Index Fund	21,364,223
64,062	[1]	iShares MSCI South Korea Index Fund	2,918,665
478,349		iShares Russell 2000 Index Fund	30,040,317
146,431	[1]	PowerShares DB Agriculture Fund	3,719,347
71,519	[1]	PowerShares DB Base Metals Fund	1,487,595
58,461	[1]	PowerShares DB Energy Fund	1,467,371
20,224	[1]	PowerShares DB Precious Metals Fund	768,310
44,196	[1]	SPDR S&P China ETF	3,030,520
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $63,447,628)	67,796,355
		MUTUAL FUNDS – 18.4%;6
199,106		Emerging Markets Fixed Income Core Fund	4,817,933
894,357		Federated Mortgage Core Portfolio	9,050,888
80,629		Federated Project and Trade Finance Core Fund	800,644
1,909,522		High Yield Bond Portfolio	11,953,606
17,179,076	[7]	Prime Value Obligations Fund, Institutional Shares, 0.14%	17,179,076
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $41,289,128)	43,802,147
		TOTAL INVESTMENTS — 100.2% (IDENTIFIED COST $222,651,557)[8]	238,827,735
		OTHER ASSETS AND LIABILITIES - NET — (0.2)%[9]	(364,457)
		TOTAL NET ASSETS — 100%	$238,463,278

At February 28, 2010, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
1ASX SPI 200 Index Short Futures	58	$6,674,350	March 2010	$56,396
1SGX MSCI Singapore Index Short Futures	71	$4,695,940	March 2010	$(13,448)
[1]Hang Seng Index Short Futures	64	$65,718,400	March 2010	$(159,049)
[1]Swiss Market Index Short Futures	190	$12,623,600	March 2010	$(513,429)
[1]Topix Index Short Futures	104	$926,640,000	March 2010	$98,155
[1]United States Treasury Bonds 30-Year Short Futures	18	$2,118,375	June 2010	$(26,070)
[1]United States Treasury Notes 2-Year Short Futures	30	$6,523,125	June 2010	$(20,221)
[1]United States Treasury Notes 5-Year Short Futures	40	$4,637,500	June 2010	$(25,120)
1AEX Index Long Futures	26	$1,655,680	March 2010	$13,365
1CAC 40 Index Long Futures	188	$6,972,920	March 2010	$204,560
1DAX Index Long Futures	34	$4,755,325	March 2010	$(237,809)
1FTSE 100 Index Long Futures	148	$7,898,020	March 2010	$142,849
1FTSE/MIB Index Long Futures	35	$3,687,600	March 2010	$(371,901)
1IBEX 35 Index Long Futures	18	$1,860,840	March 2010	$14,645
1OMX 30 Index Long Futures	192	$18,240,000	March 2010	$52,243
1S&P 500 Index Long Futures	85	$23,447,250	March 2010	$251,910
1S&P/TSE 60 Index Long Futures	69	$9,381,240	March 2010	$(52,012)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(584,936)

At February 28, 2010, the Fund had the following open swap contract:

Credit Default Swap Counterparty	Goldman Sachs & Co.
Reference Entity	Series 13 Investment Grade Index
Buy/Sell	Sell
Pay/Receive Fixed Rate	1.00%
Expiration Date	12/20/2014
Implied Credit Spread at 2/28/2010[10]	1.06%
Notional Amount	$15,000,000
Market Value	$55,828
Upfront Premiums Paid/(Received)	$94,117
Unrealized Depreciation	$(38,289)

At February 28, 2010, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
3/4/2010	6,756,188 Australian Dollar	$6,082,393	$(28,747)
3/4/2010	9,159,576 Canadian Dollar	$8,628,492	$76,634
3/4/2010	19,143,949 Euro	$26,598,986	$(531,700)
3/4/2010	7,731,893 Pound Sterling	$12,287,524	$(498,103)
3/4/2010	490,808,630 Japanese Yen	$5,428,338	$96,032
3/4/2010	18,612,027 Swedish Krona	$2,558,108	$52,357
Contracts Sold:
3/4/2010	6,756,188 Australian Dollar	$5,945,445	$(108,201)
3/4/2010	12,326,035 Swiss Francs	$11,646,464	$172,239
3/4/2010	19,143,949 Euro	$25,928,182	$(139,104)
3/4/2010	7,731,893 Pound Sterling	$11,935,801	$146,379
3/4/2010	981,617,260 Japanese Yen	$10,784,396	$(264,345)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(1,026,559)

Net Unrealized Appreciation/Depreciation on Futures Contracts, Swap Contract and Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2010, these restricted securities amounted to $3,364,994, which represented 1.4% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 28, 2010, these liquid restricted securities amounted to $2,650,666, which represented 1.1% of total net assets.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Discount rate at time of purchase.
6	Affiliated companies.
7	7-Day net yield.
8	At February 28, 2010, the cost of investments for federal tax purposes was $222,655,391. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign currency commitments, futures contracts and swap contracts was $16,172,344. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $18,809,410 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,637,066.
9	Assets, other than investments in securities, less liabilities.
10	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Restricted Securities

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at February 28,2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Union Central Life Ins Co, Note, 8.20%, 11/1/2026	3/31/1999	$790,785	$714,328

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds*	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$87,851,834	$ —	$ —	$87,851,834
International	2,823,124	—	—	2,823,124
Debt Securities:
Asset-Backed Securities	—	2,329,181	—	2,329,181
Collateralized Mortgage Obligations	—	810,170	—	810,170
Corporate Bonds	—	17,015,634	—	17,015,634
Government Agency	—	2,768,630	—	2,768,630
Governments/Agencies	—	117,012	—	117,012
Mortgage-Backed Securities	—	960,167	—	960,167
Municipal	—	92,489	—	92,489
U.S. Treasury	—	12,460,992	—	12,460,992
Exchange-Traded Funds	67,796,355	—	—	67,796,355
Mutual Funds	43,802,147	—	—	43,802,147
TOTAL SECURITIES	$202,273,460	$36,554,275	$ —	$238,827,735
OTHER FINANCIAL INSTRUMENTS**	$(584,936)	$(1,064,848)	$ —	$(1,649,784)
*	Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors. EMCORE invests primarily in emerging markets fixed-income securities.
**	Other financial instruments include futures contracts, swap contract and foreign exchange contracts.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
MTN	— Medium Term Note
REITs	— Real Estate Investment Trusts

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Stock and Bond Fund

By	/S/ RICHARD A. NOVAK
Richard A. Novak
Principal Financial Officer

Date June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. CHRISTOPHER DONAHUE
J. Christopher Donahue
Principal Executive Officer

Date June 22, 2010

By	/S/ RICHARD A. NOVAK
Richard A. Novak
Principal Financial Officer

Date June 22, 2010